Recapitalization and public share offering	12 Months Ended
Mar. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Recapitalization and public share offering
Recapitalization and public share offering
The following transactions took place during the year ended March 31, 2017. The effect of these transactions is reflected in the comparative figures as at and for the year ended March 31, 2017 and is summarized as follows:
Recapitalization
On December 2, 2016, the Company completed a series of share capital and debt transactions (collectively, the “Recapitalization”) to simplify its share capital structure and return capital to its shareholders. The effect of these transactions is summarized as follows:

a)	The Company entered into a senior secured term loan agreement (note 16).

b)	With the proceeds of the term loan, the Company repaid its subordinated debt and accrued interest (note 16).

c)
The Company amended its articles of incorporation to permit a share capital reorganization with the result that its outstanding classes of preferred shares were redeemed and its existing common shares were subdivided (note 17).

d)
The proceeds of the term loan were also used in connection with the share capital reorganization to redeem certain outstanding shares, to make certain return of capital distributions on outstanding common shares (note 17), and to fund a secured, non-interest bearing loan to DTR which was subsequently extinguished by its settlement against the redemption of preferred shares issued in the share reorganization (note 20).

e)	The Company amended the terms of its stock option plan and changed the terms of outstanding stock options to conform to the revised share capital terms (note 18).
Public share offering
Transactions to effect the public share offering are summarized as follows:

a)
On March 13, 2017 the Company further amended its articles of incorporation to redesignate its Class A common shares as multiple voting shares and to create a class of subordinate voting shares. All previously authorized classes of preferred shares were eliminated. The articles also provide for an unlimited number of preferred shares, issuable in series (note 17).

b)
On March 21, 2017, the Company completed a public share offering whereby the principal shareholders converted multiple voting shares into subordinate voting shares that were sold to the public, and the Company issued and sold subordinate voting shares from treasury for proceeds of $100,000 (note 17).

c)	On March 21, 2017, the Company used the proceeds of the public share offering to repay amounts owing on the term loan and the revolving facility (note 16).

d)	Stock options exercisable into Class A common shares became exercisable on a one-for-one basis into subordinate voting shares (note 18).
Shareholders’ equity
The authorized and issued share capital of the Company is as follows:
Authorized
The authorized share capital of the Company consists of an unlimited number of subordinate voting shares without par value, an unlimited number of multiple voting shares without par value, and an unlimited number of preferred shares without par value, issuable in series.
Issued
Multiple voting shares - Holders of the multiple voting shares are entitled to 10 votes per multiple voting share. Multiple voting shares are convertible at any time at the option of the holder into one subordinate voting share. The multiple voting shares will automatically be converted into subordinate voting shares when they cease to be owned by one of the principal shareholders. In addition, the multiple voting shares of either of the principal shareholders will automatically be converted to subordinate voting shares at such time as the beneficial ownership of that shareholder falls below 15% of the outstanding subordinate voting shares and multiple voting shares outstanding, or in the case of DTR, when the President and Chief Executive Officer no longer serves as an officer or director of the Company.
Subordinate voting shares - Holders of the subordinate voting shares are entitled to one vote per subordinate voting share.
The rights of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. Subject to the prior rights of any preferred shares, the holders of subordinate and multiple voting shares participate equally in any dividends declared, and share equally in any distribution of assets on liquidation, dissolution, or winding up.
Share capital transactions for the year ended March 31, 2018
Secondary offering of shares - July 5, 2017
On July 5, 2017, the Company completed a secondary offering of 12,500,000 subordinate voting shares sold by the Principal Shareholders and certain members of management. The Company received no proceeds from the sale of shares.
In connection with the secondary offering:

a)	The Principal Shareholders converted 12,414,078 multiple voting shares into subordinate voting shares, which were then sold to the public.

b)	Certain members of management exercised stock options to purchase 85,922 subordinate voting shares, which were then sold to the public.

c)	The completion of the secondary offering represents an exit event such that 820,543 performance vested exit event stock options that were eligible to vest became vested (note 18).

d)	The Company incurred transaction costs for the secondary offering in the amount of $1,546 in the year ended March 31, 2018 that are included in selling, general and administrative expenses.
The transactions affecting the issued and outstanding share capital of the Company in the year ended March 31, 2018 are described below:

	Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$
Balance as at March 31, 2017	83,308,154	2,209	23,088,883	101,086	106,397,037	103,295
Convert multiple voting shares to subordinate voting shares	(12,414,078)	(329)	12,414,078	329	—	—
Exercise of stock options	—	—	1,994,588	2,800	1,994,588	2,800
Balance as at March 31, 2018	70,894,076	1,880	37,497,549	104,215	108,391,625	106,095

Share capital transactions for the year ended March 31, 2017
Recapitalization
In connection with the Recapitalization, the following share capital transactions were completed on December 2, 2016:

a)	The 53,144,000 outstanding Class A senior preferred shares were redeemed for their capital amount of $53,144.

b)
The 3,426,892 outstanding Class A junior preferred shares were redeemed under their terms for their liquidity value of $4,063. The excess of the redemption price paid over the stated capital amount for the shares of $336 has been charged to retained earnings.

c)	The Company subdivided the existing Class A and Class B common shares on the basis of 10,000,000 common shares for every share.

d)	A return of capital of $698 was paid on the Class A common shares.

e)
In a series of transactions, the outstanding Class B senior preferred shares, the Class B junior preferred shares and the Class B common shares have been exchanged into 63,576,003 Class D preferred shares with a fixed value of $63,576 and 30,000,000 Class A common shares. As a result of the exchange, $56,940 was charged as a reduction of contributed surplus, and $6,636 was charged to retained earnings.

f)
The Class D preferred shares were non-voting, redeemable by the Company, retractable by the holder, and were in preference and priority to any payment or distribution of the assets of the Company to the holders of any other class of shares; accordingly, the redemption value of $63,576 was recorded as a financial liability. The Class D preferred shares were also pledged as collateral for the shareholder advance of $63,576; upon redemption or retraction of the Class D preferred shares, the redemption amount was automatically applied to extinguish the outstanding balance of the shareholder advance. On January 31, 2017, the Class D preferred shares were redeemed and the shareholder advance was settled in full.

The effect of the Recapitalization transactions on the issued and outstanding share capital of the Company is described below:

	Common Shares				Preferred Shares
	Class A		Class B		Class A senior preferred		Class A junior preferred		Class B senior preferred		Class B junior preferred		Class D preferred
	Number	$	Number	$	Number	$	Number	$	Number	$	Number	$	Number	$
Balance, as at March 31, 2016	7	3,350	3	—	53,144,000	53,144	3,426,892	3,727	22,776,000	—	34,164,000	—	—	—
Recapitalization transactions:
Repurchase Class A senior preferred shares	—	—	—	—	(53,144,000)	(53,144)	—	—	—	—	—	—	—	—
Redeem Class A junior preferred shares	—	—	—	—	—	—	(3,426,892)	(3,727)	—	—	—	—	—	—
Subdivide Class A and Class B common shares	69,999,993	—	29,999,997	—	—	—	—	—	—	—	—	—	—	—
Return of capital on Class A common shares	—	(698)		—	—	—	—	—	—	—	—	—	—	—
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares	30,000,000	—	(30,000,000)	—	—	—	—	—	(22,776,000)	—	(34,164,000)	—	63,576,003	—
Redeem Class D preferred shares	—	—	—	—	—	—	—	—	—	—	—	—	(63,576,003)	—
Balance, after Recapitalization	100,000,000	2,652	—	—	—	—	—	—	—	—	—	—	—	—

Public share offering
On March 13, 2017 the Company again amended its articles of incorporation to redesignate its Class A common shares as multiple voting shares and to create a class of subordinate voting shares. All previously authorized classes of preferred shares were eliminated. The articles also provide for an unlimited number of preferred shares, issuable in series.
Share capital transactions in connection with the public share offering are as follows:

	Class A common shares		Multiple voting shares		Subordinate voting shares		Total
	Number	$	Number	$	Number	$	Number	$
Balance, after Recapitalization	100,000,000	2,652	—	—	—	—	100,000,000	2,652
Public share offering:
Exchange Class A common shares for multiple voting shares	(100,000,000)	(2,652)	100,000,000	2,652	—	—	—	—
Convert multiple voting shares to subordinate voting shares	—	—	(16,691,846)	(443)	16,691,846	443	—	—
Net proceeds of issue of subordinate voting shares, after underwriting commission of $5,357 (net of tax of $1,882)	—	—	—	—	6,308,154	101,882	6,308,154	101,882
Share issue costs, net of tax of $487	—	—	—	—	—	(1,385)	—	(1,385)
Exercise of stock options	—	—	—	—	88,883	146	88,883	146
Balance as at March 31, 2017	—	—	83,308,154	2,209	23,088,883	101,086	106,397,037	103,295